DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2015 VEF
Derivative [Line Items]
Potential Devaluation Loss Of Monetary Balances	$ 487
Venezuelans USD Currency Translation | VEF			VEF 6.3
Proceeds from Accounts Receivable Securitization	3,447	$ 4,287
Tender Offer [Member]
Derivative [Line Items]
Unrealized Gain Loss On Derivatives Recognized loss	$ 36